CAPITAL STOCK - Cash Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 30, 2019	Sep. 30, 2019	Jun. 28, 2019	Mar. 29, 2019	Dec. 17, 2021	Sep. 16, 2021	Jun. 16, 2021	Mar. 22, 2021	Dec. 16, 2020	Sep. 15, 2020	Jun. 15, 2020	Mar. 23, 2020	Dec. 16, 2019	Sep. 16, 2019	Jun. 14, 2019	Mar. 22, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Per common share amount (in dollars per share)	$ 0.1700	$ 0.1700	$ 0.1575	$ 0.1575	$ 0.1575	$ 0.1475	$ 0.1475	$ 0.1475	$ 0.1475	$ 0.1475	$ 0.1400	$ 0.1400
Number of shares issued (in shares)													59,284,947	59,284,947	59,027,047	59,027,047	59,019,546	59,009,685	59,009,685	59,009,685	58,939,685	58,877,185	58,877,185	58,665,310
Number of shares outstanding (in shares)	59,284,947				59,027,047								59,284,947	59,284,947	59,027,047	59,027,047	59,019,546	59,009,685	59,009,685	59,009,685	58,939,685	58,877,185	58,877,185	58,665,310
Aggregate payment	$ 10,151	$ 10,039	$ 9,214	$ 9,237	$ 9,354	$ 8,574	$ 8,651	$ 8,807	$ 8,742	$ 8,709	$ 8,352	$ 8,189